Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Non-current assets	€ 196,685	€ 231,520
Intangible assets	28,711	32,700
Right of use assets	41,603	48,285
Property, plant and equipment	112,435	125,545
Investments in associates	0	2,124
Deferred tax assets	5,637	3,582
Other non-current assets	8,299	19,282
Current assets	424,660	585,832
Inventories	35,104	124,098
Trade receivables	23,912	44,013
Other current assets	74,079	71,036
Cash and cash equivalents	289,430	346,686
Assets classified as held for sale	2,134	0
TOTAL ASSETS	621,344	817,352
EQUITY
Capital and reserves attributable to the Company’s equity holders	219,797	170,581
Share capital	20,755	15,786
Share premium	594,043	409,258
Other reserves	55,252	52,512
Retained earnings/(Accumulated deficit)	(306,974)	(233,549)
Loss for the period	(143,279)	(73,425)
LIABILITIES
Non-current liabilities	124,156	277,791
Borrowings	87,227	50,726
Lease liabilities	28,163	53,687
Contract liabilities	0	4,741
Refund liabilities	6,635	158,970
Provisions	1,320	8,308
Deferred tax liabilities	694	1,290
Other liabilities	116	69
Current liabilities	277,392	368,979
Borrowings	11,580	7,107
Trade payables and accruals	41,491	68,119
Income tax liability	532	83
Tax and Employee-related liabilities	15,738	17,249
Lease liabilities	25,411	3,135
Contract liabilities	9,411	124,017
Refund liabilities	136,450	95,611
Provisions	31,257	48,708
Other liabilities	5,523	4,950
TOTAL LIABILITIES	401,547	646,771
TOTAL EQUITY AND LIABILITIES	€ 621,344	€ 817,352